UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23355

CPG FOCUSED ACCESS FUND, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Focused Access Fund, LLC

Financial Statements
(Unaudited)

For the Period Ended October 31, 2020

CPG Focused Access Fund, LLC

Table of Contents
For the Period Ended October 31, 2020 (Unaudited)

Schedule of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6-7
Statement of Cash Flows	8
Financial Highlights	9-12
Notes to Financial Statements	13-20
Other Information	21-22

CPG Focused Access Fund, LLC

Schedule of Investments (Unaudited)
October 31, 2020

Investment Funds — 98.99%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date[1]	Liquidity Frequency
Coatue Qualified Partners, L.P.[2,3]	11/1/2018	$57,320,000	$74,550,778	19.85%	12/31/2020	Quarterly
Hedge Premier/Millennium International Ltd.[2,4,5]	1/1/2019	22,591,737	25,721,408	6.84	3/31/2021	Quarterly
Hedge Premier/Millennium USA LP2,3,5	11/1/2018	17,825,618	20,046,568	5.34	3/31/2021	Quarterly
Renaissance Institutional Equities Fund LLC[2,3]	11/1/2018	47,502,150	40,442,442	10.77	12/31/2020	Monthly
SEG Partners II, LP2,3	3/1/2020	24,000,000	26,210,203	6.98	3/31/2021	Quarterly
SoMa Partners LP2,3,5	11/1/2018	22,675,537	28,752,334	7.66	12/31/2020	Quarterly
Starboard Value and Opportunity Fund LP2,3	11/1/2018	45,527,075	50,200,594	13.37	3/31/2021	Quarterly
Third Point Partners Qualified L.P.[2,3,6]	11/1/2018	52,553,225	55,766,990	14.85	12/31/2020	Quarterly
WMQS Global Equity Active Extension Onshore Fund LP2,3	11/1/2018	46,352,150	50,064,891	13.33	11/30/2020	Monthly
Total Investment Funds		$336,347,492	$371,756,208	98.99%

Total Investments — 98.99%			$371,756,208
Other assets in excess of liabilities — 1.01%			3,777,424	1.01
Net Assets — 100%			$375,533,632	100.0%

[1]

Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 45 to 90 days. Lock-up periods range from 3 to 12 months. Central Park Advisers, LLC cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

[2]	Non-income producing security.

[3]	Investment fund is domiciled in the United States.

[4]	Investment fund is domiciled in the Cayman Islands.

[5]	Subject to a 25% quarterly investor level gate.

[6]	Subject to a 20% quarterly fund level gate.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Assets and Liabilities (Unaudited)
October 31, 2020

Assets
Investments at fair value (cost $336,347,492)	$371,756,208
Cash	5,449,179
Investments paid in advance	12,000,000
Receivable from Adviser	168,154
Prepaid expenses and other assets	11,797
Prepaid Directors’ and Officers fees	10,667
Due from broker	15
Total Assets	389,396,020

Liabilities
Subscriptions received in advance	12,940,000
Payable to Adviser	582,046
Distribution and Servicing fee payable	165,464
Professional fees payable	123,399
Accounting and administration fees payable	26,386
Transfer agent fees payable	18,514
Accounts payable and other accrued expenses	6,579
Total Liabilities	13,862,388
Net Assets	$375,533,632

Composition of Net Assets:
Paid-in capital	$349,428,561
Total accumulated deficit	26,105,071
Net Assets	$375,533,632

Net Assets Attributable to:
Class A Units	$177,087,394
Class F1 Units	91,800,418
Class F2 Units	26,543,073
Class I Units	80,102,747
$375,533,632

Units of Limited Liability Company Interests Outstanding (Unlimited Number of Units Authorized):
Class A Units	11,106,412
Class F1 Units	8,146,482
Class F2 Units	2,322,708
Class I Units	3,730,378
25,305,980

Net Asset Value per Unit:
Class A Units*	$15.94
Class F1 Units*	$11.27
Class F2 Units	$11.43
Class I Units	$21.47

*	Class A and Class F1 investors may be charged a sales load up to a maximum of 3.0% on the amount they invest.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Operations (Unaudited)
For the Period Ended October 31, 2020

Investment Income
Interest income	$16
Total Investment Income	16

Fund Expenses
Management fees	890,103
Distribution and Servicing fee (Class A)	564,903
Distribution and Servicing fee (Class F1)	322,339
Recapture of previously waived and/or reimbursed expenses (Note 4)	368,873
Accounting and administration fees	135,575
Professional fees	127,219
Transfer agent fees	109,716
Other fees	59,329
Directors’ and officer fees	56,905
Custody fees	16,255
Total Fund Expenses	2,651,217
Net Fund Expenses	2,651,217

Net Investment Loss	(2,651,201)

Net Change in Unrealized Appreciation on Investments
Net change in unrealized Appreciation on investments	35,411,249
Net Change in Unrealized Appreciation on Investments	35,411,249

Net Increase in Net Assets Resulting from Operations	$32,760,048

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statements of Changes in Net Assets

	Period Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Changes in Net Assets Resulting from Operations
Net investment loss	$(2,651,201)	$(2,798,563)
Net realized gain on investments	0	54,533
Net change in unrealized appreciation (depreciation) on investments	35,411,249	(4,597,539)
Net Change in Net Assets Resulting from Operations	32,760,048	(7,341,569)

Distributions to investors
Class A Units	0	(1,056,052)
Class F1 Units	0	(1,926,009)
Class F2 Units	0	(602,258)
Class I Units	0	(356,026)
Net Change in Net Assets from Distributions to Investors	0	(3,940,345)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital subscriptions	52,738,065	114,520,516
Reinvested distributions	0	942,472
Capital redemptions	(1,122,749)	(155,491)
Net Change in Class A Net Assets	51,615,316	115,307,497

Class F1 Units
Capital subscriptions	1,187,900	26,616,450
Reinvested distributions	0	1,608,420
Capital redemptions	(3,963,476)	(367,552)
Net Change in Class F1 Net Assets	(2,775,576)	27,857,318

Class F2 Units
Capital subscriptions	105,000	10,722,500
Reinvested distributions	0	550,367
Capital redemptions	(2,252,012)	(616,905)
Net Changes in Class F2 Net Assets	(2,147,012)	10,655,962

Class I Units
Capital subscriptions	39,716,792	36,687,735
Reinvested distributions	0	220,084
Net Change in Class I Net Assets	39,716,792	36,907,819
Net Change in Net Assets Resulting from Capital Transactions	86,409,520	190,728,596

Total Net Increase in Net Assets	119,169,568	179,446,682

Net Assets
Beginning of period	256,364,064	76,917,382
End of period	$375,533,632	$256,364,064

CPG Focused Access Fund, LLC

Statements of Changes in Net Assets (Continued)

	Period Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Unit Activity
Class A Units
Capital contributions	3,391,533	7,731,795
Reinvested distributions	0	62,938
Capital withdrawals	(69,590)	(10,264)
Net Change in Class A Units Outstanding	3,321,943	7,784,469

Class F1 Units
Capital contributions	107,380	2,548,740
Reinvested distributions	0	152,049
Capital withdrawals	(358,252)	(38,906)
Net Change in Class F1 Units Outstanding	(250,872)	2,661,883

Class F2 Units
Capital contributions	9,855	1,025,077
Reinvested distributions	0	51,634
Capital withdrawals	(194,598)	(64,657)
Net Change in Class F2 Units Outstanding	(184,743)	1,012,054

Class I Units
Capital contributions	1,858,457	1,860,932
Reinvested distributions	0	10,989
Net Change in Class I Units Outstanding	1,858,457	1,871,921

Total Change in Units Outstanding	4,744,785	13,330,327

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period Ended October 31, 2020

Cash Flows from Operating Activities
Net increase in net assets from operations	$32,760,048
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized depreciation	(35,411,249)
Purchases of Investments Funds	(87,250,000)
Increase/(Decrease) in Assets:
Investments paid in advance	(7,000,000)
Receivable from Adviser	368,873
Prepaid Directors’ and Officers fees	34,871
Prepaid expenses and other assets	(7,199)
Increase/(Decrease) in Liabilities:
Payable to Adviser	(195,824)
Professional fees payable	(122,460)
Distribution and Servicing fee payable	(59,777)
Accounting and administration fees payable	6,308
Transfer agent fees payable	1,732
Accounts payable and other accrued expenses	3,154
Net Cash Used in Operating Activities	(96,871,523)

Cash Flows from Financing Activities
Proceeds from subscriptions	100,360,324
Payments for units repurchased	(7,338,237)
Net Cash Provided by Financing Activities	93,022,087

Net change in Cash	(3,849,436)
Cash at beginning of period*	9,298,630
Cash at end of period*	$5,449,194

*

The following table provides a reconciliation of cash and due from broker reported in the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	Period Ended October 31, 2020	Year Ended April 30, 2020
Cash	5,449,179	9,298,098
Due from broker	15	532
Total cash and due from broker shown in the Statement of Cash Flows	$5,449,194	$9,298,630

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class A Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	Period Ended October 31, 2020 (Unaudited)		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$14.23		$15.00
Activity from investment operations:(1)
Net investment loss	(0.09)		(0.11)
Net realized and unrealized gain/(loss) on investments	1.80		(0.32)
Total from investment operations	1.71		(0.43)

Distributions to investors
From net realized gains	0.00		(0.34)
Total distributions to investors	0.00		(0.34)

Net Asset Value, end of period	$15.94		$14.23

Net Assets, end of period (in thousands)	$177,087		$110,749

Ratios/Supplemental Data:
Net investment loss (2)	(1.85	)%(3)	(1.83	)%(3)

Gross Expenses (2)(4)	1.62	%(3)	1.93	%(3)
Expense Recoupment/(Reimbursement)	0.23	%(3)	(0.10	)%(3)
Net Expenses (5)	1.85	%(3)	1.83	%(3)(6)

Portfolio Turnover Rate	0.00	%(7)	0.00	%(7)
Total Return (8)	12.07	%(7)	(3.01	)%(7)

*	Commencement of offering of Class A units.

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(5)	Included are other expenses of 0.55% for the period ended October 31, 2020 and 0.55% for the period ended April 30, 2020.

(6)

After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.74% for the period ended April 30, 2020.

(7)	Not annualized.

(8)

Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude applicable sales charges and redemption fees.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class F1 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	Period Ended October 31, 2020 (Unaudited)		Year Ending April 30, 2020		Period from November 1, 2018* to April 30, 2019
Per Unit Operating Performance:
Net Asset Value, beginning of period	$10.05		$10.63		$10.00
Activity from investment operations:(1)
Net investment loss	(0.11)		(0.16)		(0.06)
Net realized and unrealized gain/(loss) on investments	1.33		(0.18)		0.69
Total from investment operations	1.22		(0.34)		0.63

Distributions to investors
From net realized gains	0.00		(0.24)		0.00
Total distributions to investors	0.00		(0.24)		0.00

Net Asset Value, end of period	$11.27		$10.05		$10.63

Net Assets, end of period (in thousands)	$91,800		$84,412		$60,966

Ratios/Supplemental Data:
Net investment loss (2)	(1.80	)%(3)	(1.80)%		(1.80	)%(3)

Gross Expenses (2)(4)	1.57	%(3)	1.97%		3.60	%(3)
Expense Recoupment/(Reimbursement)	0.23	%(3)	(0.17)%		(1.80	)%(3)
Net Expenses (5)	1.80	%(3)	1.80	%(6)	1.80	%(3)

Portfolio Turnover Rate	0.00	%(7)	0.00%		0.00	%(7)
Total Return (8)	12.10	%(7)	(3.29)%		6.30	%(7)

*	Commencement of operations.

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(5)	Included are other expenses of 0.55% for the period ended October 31, 2020, 0.55% and 0.55% for the years ended April 30, 2019 and April 30, 2020, respectively.

(6)

After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.71% for the period ended April 30, 2020.

(7)	Not annualized.

(8)

Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude applicable sales charges and redemption fees.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class F2 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	Period Ended October 31, 2020 (Unaudited)		Year Ending April 30, 2020		Period from November 1, 2018* to April 30, 2019
Per Unit Operating Performance:
Net Asset Value, beginning of period	$10.16		$10.67		$10.00
Activity from investment operations:(1)
Net investment loss	(0.08)		(0.10)		(0.03)
Net realized and unrealized gain/(loss) on investments	1.35		(0.17)		0.70
Total from investment operations	1.27		(0.27)		0.67

Distributions to investors
From net realized gains	0.00		(0.24)		0.00
Total distributions to investors	0.00		(0.24)		0.00

Net Asset Value, end of period	$11.43		$10.16		$10.67

Net Assets, end of period (in thousands)	$26,543		$25,472		$15,951

Ratios/Supplemental Data:
Net investment loss (2)	(1.10	)%(3)	(1.10)%		(1.10	)%(3)

Gross Expenses (2)(4)	0.87	%(3)	1.27%		2.90	%(3)
Expense Recoupment/(Reimbursement)	0.23	%(3)	(0.17)%		(1.80	)%(3)
Net Expenses (5)	1.10	%(3)	1.10	%(6)	1.10	%(3)

Portfolio Turnover Rate	0.00	%(7)	0.00%		0.00	%(7)
Total Return (8)	12.49	%(7)	(2.61)%		6.67	%(7)

*	Commencement of operations.

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(5)	Included are other expenses of 0.55% for the period ended October 31, 2020, 0.55% and 0.55% for the years ended April 30, 2019 and April 30, 2020, respectively.

(6)

After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.71% for the period ended April 30, 2020.

(7)	Not annualized.

(8)

Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude applicable sales charges and redemption fees.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class I Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	Period Ended October 31, 2020 (Unaudited)		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$19.09		$20.00
Activity from investment operations:(1)
Net investment loss	(0.03)		(0.09)
Net realized and unrealized gain/(loss) on investments	2.41		(0.37)
Total from investment operations	2.38		(0.46)

Distributions to investors
From net realized gains	0.00		(0.45)
Total distributions to investors	0.00		(0.45)

Net Asset Value, end of period	$21.47		$19.09

Net Assets, end of period (in thousands)	$80,103		$35,731

Ratios/Supplemental Data:
Net investment loss (2)	(1.10	)%(3)	(1.08	)%(3)

Gross Expenses (2)(4)	0.87	%(3)	1.18	%(3)
Expense Recoupment/(Reimbursement)	0.23	%(3)	(0.10	)%(3)
Net Expenses (5)	1.10	%(3)	1.08	%(3)(6)

Portfolio Turnover Rate	0.00	%(7)	0.00	%(7)
Total Return (8)	12.49	%(7)	(2.40	)%(7)

*	Commencement of offering of Class I units.

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(5)	Included are other expenses of 0.55% for the period ended October 31, 2020 and 0.55% for the period ended April 30, 2020.

(6)

After repayment of expenses previously waived by Management. Had the Fund not made such repayment, the annualized ratios of net expenses to average daily net assets would have been 0.99% for the period ended April 30, 2020.

(7)	Not annualized.

(8)

Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude applicable sales charges and redemption fees.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited)
October 31, 2020

1. ORGANIZATION

CPG Focused Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on June 4, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 1, 2018. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek attractive, long-term, risk-adjusted returns. The Fund seeks to achieve its investment objective principally by allocating the Fund’s assets among a concentrated, select group of third-party alternative asset managers and the unregistered investment vehicles they operate (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund.

The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents.

The Fund currently offers four classes of units of limited liability company interest (“Units”), Class F1 Units, Class F2 Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Distribution and Servicing Fee (as defined below). Class F1 Units and Class F2 Units were available for purchase as of November 1, 2018, and Class A Units and Class I Units were available for purchase as of July 1, 2019. Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value per Unit, except that Class F1 and Class F2 are closed to new investors as investor subscriptions have surpassed $100 million, and will be offered only to existing Class F1 and Class F2 Investors, as applicable. Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest in the Fund. No placement fee will be charged on purchases of Class I Units and Class F2 Units.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund has adopted a tax year end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ending April 30, 2021, but after Tax Year ended September 30, 2020, will be reflected in the financial statement footnotes for the fiscal year ending April 30, 2021.The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Due from broker: Due from broker includes cash balances held with the broker and receivables from certain Investment Funds annual distributions. There are no restrictions on the due from broker held by the Fund. At October 31, 2020, due from broker totaled $15.

Investment Transactions: Purchases and sales of interests in Investment Funds are recorded on a trade-date basis. Interest income and expenses are recorded on an accrual basis. The Fund pays all costs, expenses and liabilities in connection with its operations and the investment of its assets.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Dividends and Distributions to Investors: Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its investors on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/ tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per Unit of the Fund.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Multiple Classes of Units: All investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Distribution and Servicing Fees, are allocated directly to that class. The expense reimbursement is prorated by the number of months since the respective class commenced operations. As Class A and Class I were not in operation for the full fiscal year the expense ratios will differ by class.

New Accounting Pronouncement: In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”), which modifies certain fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. However, management elected to early adopt ASU 2018-13, effective with the reporting period ended April 30, 2019 as permitted by ASU 2018-13. The impact of the Fund’s adoption was limited to changes to the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and financial statement disclosures regarding timing of liquidating distributions from Investment Funds.

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value as a “practical expedient,” in accordance with ASC 820.

The Investment Funds may have the ability to restrict redemptions from the Fund. Suspensions are generally imposed to prevent the liquidation of the underlying Investment Funds as well as to prevent circumstances where an Investment Fund’s underlying investments become so illiquid that there would be serious concern that redeeming investors would be advantaged at the disadvantage of remaining investors.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

3. PORTFOLIO VALUATION (Continued)

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $371,756,208, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of October 31, 2020, as investments in Investment Funds valued at net asset value, as a “practical expedient”, that are not required to be included in the fair value hierarchy.

The following is a summary of certain investment strategies employed by the Investment Funds as of October 31, 2020. They are summaries only and do not purport to be complete. Not all Investment Funds employ these strategies and some may use other investment strategies other than those described below.

Equity hedged, or equity long/short, strategies involve taking simultaneous long and short positions in different equity securities in an attempt to profit from directional movements in the securities. Investment Fund managers that employ these strategies need not create portfolios that emphasize purchases of either long or short securities—rather, Investment Fund managers will manage market exposure by shifting the allocation between long and short investments over time depending on stock selection opportunities and the Investment Fund manager’s analysis of and outlook for the equity markets. Investment Fund managers often focus on a particular geographic region, industry sector, market capitalization or investment style to achieve their goal of generating long-term capital appreciation through individual stock selection. Investment Fund managers may invest in the securities of companies without regard to market capitalization.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

3. PORTFOLIO VALUATION (Continued)

Relative value strategies include a range of different investment strategies that involve the simultaneous purchase and sale of related securities or instruments to exploit pricing differentials and other opportunities in various asset classes, geographies and time horizons. Generally, relative value Investment Fund managers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the two instruments not only are historically related, but also that they have deviated from their historical trading patterns. The Investment Funds may use the following relative values strategies: equity market neutral statistical arbitrage, fixed income arbitrage, convertible arbitrage, relative value credit and mortgage and asset-backed securities.

Event-driven strategies involve investments in companies engaged in business combinations, corporate reorganizations or structural transformations. Investment Fund managers that employ these strategies seek to capture the spread between current market prices and the value of financial instruments upon the successful completion of company- or transaction-specific events that alter a company’s financial structure or operating strategy, such as mergers, acquisitions, takeovers, spin-offs, leveraged buyouts, exchange or tender offers, restructurings, reorganizations, recapitalizations, share buybacks, bankruptcies and liquidations.

Activist Strategies. Investment Fund managers also may take an “activist” approach to such strategies, either hostile or friendly in nature, and seek to create a catalyst for or influence the outcome of an event. Activist strategies seek to accumulate concentrated positions in order to exert influence on underlying company management with the objective of increasing shareholder value. Activist strategies are broadly defined as either operational or financial, depending on the intention and expertise of the Investment Fund manager.

Systematic Trading. Investment Fund managers that employ this strategy generally trade listed financial and commodity futures and interbank currency markets around the world. Systematic Investment Fund managers tend to utilize sophisticated, computer-driven, mathematical models and trading systems to analyze price and market data to identify trading opportunities and trends across a broad range of financial and commodity markets. These trading models and systems may be focused on technical or fundamental factors, or a combination of factors.

4. RELATED PARTY TRANSACTIONS AND OTHER

As of October 31, 2020, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser a monthly advisory fee (the “Management Fee”) at the annual rate of 0.55% of the Fund’s net asset value. “Net asset value” means the total value of all assets of the Fund as of the end of the month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees and expenses of the Fund. The Management Fee will be prorated for any period of less than a month based on the number of days in such period. During the period ended October 31, 2020, the Adviser earned $890,103 of Management Fee which is included in the Statement of Operations, of which $172,354 was payable by the Fund as of October 31, 2020 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

4. RELATED PARTY TRANSACTIONS AND OTHER (Continued)

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a one-year term beginning on the November 1, 2018 and ending on the one year anniversary thereof to limit the amount of “Specified Expenses” (as defined below) borne by the Fund to an amount not to exceed 0.55% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses were all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) fees, expenses or allocations of, and any similar charge or cost associated with, the Investment Funds, (iii) brokerage costs, (iv) interest payments, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) taxes; (vii) extraordinary expenses (as determined in the sole discretion of the Adviser); and (viii) any authorized distribution or servicing fee paid with respect to certain classes of Units, including any fees under the Fund’s Rule 12b-1 plan. To the extent that Specified Expenses for a month exceeded the Expense Cap, the Adviser reimbursed the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or bore by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. In addition, to the extent the Fund’s organizational expenses and expenses relating to the offering and sale of Units exceeded $1 million, the excess amount over $1 million would be borne by the Adviser. At October 31, 2020, the amount of these potentially recoverable expenses was $168,154.

The Adviser may recapture all or a portion of this amount prior to April 30, of the fiscal years stated below:

2023	$168,154
Total:	$168,154

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data, technology and software providers; research expenses; costs of insurance; registration expenses; certain offering costs associated with the Fund’s continuing offering of Units (any offering costs that are primarily intended to result in the sale of Units may only be paid through the Fund’s Rule 12b-1 plan); expenses of meetings of investors; directors’ and officer fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person”, as defined by the 1940 Act, (the “Independent Directors”) of the Fund, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All Independent Directors are reimbursed for their reasonable out-of-pocket expenses. The total amount expensed by the Fund related to Independent Directors for the period ended October 31, 2020 was $42,000 which is included in Directors’ and Officer fees in the Statement of Operations, of which $10,667 was included in Prepaid Directors’ and Officers fees in the Statement of Assets and Liabilities as of October 31, 2020.

During the period ended October 31, 2020, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $14,905 which is included in Directors’ and Officer fees in the Statement of Operations, all of which was payable as of October 31, 2020 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended October 31, 2020, the total administration fees were $245,291 which is included as Accounting and administration fees in the Statement of Operations, of which $44,900 was payable and is included as Accounting and administration fees payable in the Statement of Assets and Liabilities as of October 31, 2020.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to pay sub-placement agents for the provision of distribution services within the meaning of Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units and Class F1 Units. The Fund pays the Placement Agent a monthly fee out of the net assets of Class A Units and Class F1 Units (the “Distribution and Servicing Fee”) at the annual rate of 0.75% and 0.70% of the net asset value of Class A Units and Class F1 Units, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units or Class F1 Units). The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Units or Class F1 Units are subject to the Distribution and Servicing Fee as long as they hold their Class A Units or Class F1 Units, respectively. Payment of the Distribution and Servicing Fee is governed by the Fund’s 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units and Class F1 Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units and Class F2 Units are not subject to a Distribution and Servicing Fee. For the period ended October 31, 2020, the total Distribution and Servicing Fee was $564,903 and $322,339, respectively, for Class A and Class FI units, of which $165,464 was payable as of October 31, 2020 and is included in Distribution and Servicing fee payable on the Statement of Assets and Liabilities.

6. INVESTMENTS

For the period ended October 31, 2020, total purchases of investments amounted to $87,250,000. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of October 31, 2020.

7. REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, generally, it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 5% to 25% of the net assets of the Fund. Each repurchase offer will generally commence approximately 95 days prior to the applicable repurchase date.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an investor at any time prior to the day immediately preceding the first anniversary of the investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2020

8. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Adviser expects the risk of loss to be remote.

9. IMPACTS OF COVID 19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

10. SUBSEQUENT EVENTS

Subsequent events after October 31, 2020 have been evaluated through the date the Financial Statements were issued. Subscriptions into the Fund for November 1, 2020 and December 1, 2020 equaled $9,081,000, $650,000, $65,000 and $3,144,000 for Class A Units, Class F1 Units, Class F2 Units and Class I Units, and $23,443,000, $312,000, $530,000 and $7,865,388 for Class A Units, Class F1 Units, Class F2 Units and Class I Units, respectively.

CPG Focused Access Fund, LLC

Other Information (Unaudited)
October 31, 2020

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT which has replaced Form N-Q. For the Fund, this would be for the fiscal quarters ending July 30 and January 31. The Fund’s previous Form N-Q (prior to the reporting period ended April 30, 2019) and N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov

Approval of Investment Advisory Agreement

The Directors, including the Independent Directors, evaluated the Advisory Agreement of the Fund at a meeting on September 21, 2020. The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Directors reviewed materials furnished by the Adviser and discussed with the Adviser information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information, and comparative performance information as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)

The nature, extent and quality of services provided by the Adviser: The Directors reviewed the services that the Adviser provides to the Fund, including generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Directors also discussed the amount of time the Adviser dedicated to the Fund and the type of transactions that are executed on behalf of the Fund. The Directors also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the education, background and experience of the Adviser’s advisory and other personnel that provide services to the Fund. The Board then considered the administrative services provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s employment of skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in investment, compliance and administrative services continued to be provided to the Fund. Accordingly, the Directors concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and supported approval of the Advisory Agreement.

(ii)

Investment performance of the Fund and the Adviser: The Directors reviewed the Fund’s performance and compared that performance to the performance of its comparative indices and to the performance of other investment companies presented by the Adviser with similar strategies and objectives to those of the Fund and that are managed by a third party investment adviser (the “Comparable Funds”), noting that in the first half of 2020, the Fund outperformed its market benchmarks and one of the two Comparable Funds for which comparable performance information was available and that, since its November 2018 inception, the Fund, depending on its share class either outperformed one or both of the Comparable Funds and outperformed its equity hedge index,

CPG Focused Access Fund, LLC

Other Information (Unaudited) (Continued)
October 31, 2020

while it underperformed its traditional equity benchmarks due to the fact that the indices are unhedged. It was noted that the Fund is a bespoke offering and that the investment universe is limited to the Morgan Stanley Smith Barney LLC platform.

(iii)

Cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund: The Directors then considered the profitability of the Adviser, and concluded that the profits to be realized by the Adviser under the Advisory Agreement were within a range the Directors considered not so disproportionately large as to bear no reasonable relationship to the services rendered.

(iv)

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors discussed the Adviser’s belief, at the current level of assets under management of the Fund, that it has not experienced material unshared economies of scale, and that the Adviser does not expect any economies of scale in the near term.

(v)

Comparison of fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: The Board reviewed the fees paid by the Fund and compared the fees to those being charged to the appropriate Comparable Funds, as well as to the fees the Adviser charged to manage other similar funds.

The Directors determined that the fees paid under the Fund’s Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the factors and the totality of the services provided. The Directors concluded that approval of the Advisory Agreement was in the best interests of the Fund.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Greg Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics – Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG FOCUSED ACCESS FUND, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	January 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	January 6, 2021

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	January 6, 2021

*	Print the name and title of each signing officer under his or her signature.